Document and Entity Information	Dec. 02, 2019
Cover [Abstract]
Entity Registrant Name	MCDERMOTT INTERNATIONAL INC
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000708819
Document Type	8-K
Document Period End Date	Dec. 02, 2019
Entity Incorporation, State or Country Code	R1
Entity File Number	001-08430
Entity Tax Identification Number	72-0593134
Entity Address, Address Line One	757 N. Eldridge Parkway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	281
Local Phone Number	870-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	MDR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false